SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
11. SUBSEQUENT EVENTS

The Company evaluates subsequent events and transactions that occur after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In January 2018, the Company withdrew $562,554 from interest earned on the Trust Account to pay franchise and income taxes payable.

Intermex Holdings, Inc. and Subsidiaries [Member]
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16 — SUBSEQUENT EVENTS

The INC has evaluated subsequent events through March 26, 2018, which is the date these consolidated financial statements were available to be issued. The INC is not aware of any other subsequent events which would require recognition or disclosure in the consolidated financial statements other than those already disclosed.